RESTRICTED NET ASSETS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Restricted Cash and Cash Equivalents Items
Appropriation of statutory reserves	¥ 0	¥ 0	¥ 0
Accumulated reserves	10,600,000			$ 1.5
Restricted registered capital	88,000,000			12.4
Amount of restricted net assets	¥ 77,400,000			$ 10.9
Minimum
Restricted Cash and Cash Equivalents Items
Percentage of appropriation of statutory reserve from retained earnings after tax profits	10.00%
Maximum
Restricted Cash and Cash Equivalents Items
Percentage of appropriations of statutory reserve of registered capital	50.00%